Intangible Assets Net	6 Months Ended
Jun. 30, 2023
Intangible Assets Net [Abstract]
INTANGIBLE ASSETS NET

Note 10. Intangible assets, net

Cost	Total
Balance as of January 1, 2022	$53,926
Additions	860
Additions from internal developments	4,246
Foreign currency exchange	(1,687)
Balance as of June 30, 2022	$57,345

Balance as of January 1, 2023	$57,831
Additions	1,465
Additions from internal developments	4,031
Derecognition of assets	(51)
Foreign currency exchange	6,535
Transfers	113
Balance as of June 30, 2023	$69,924

Accumulated amortization	Total
Balance as of January 1, 2022	$23,755
Amortization expense	2,436
Foreign currency exchange	(723)
Balance as of June 30, 2022	$25,468

Balance as of January 1, 2023	$25,623
Amortization expense	2,291
Foreign currency exchange	2,852
Balance as of June 30, 2023	$30,766

As of June 30, 2022
Net book value	$31,877
As of June 30, 2023
Net book value	$39,158

For the three and six months ended June 30, 2023 and 2022, amortization expenses were recognized within the Unaudited Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income as administrative expenses.

Foreign currency exchange corresponds to the effect of translating the intangible asset amounts attributable to the subsidiaries of the Group whose functional currencies are different from that of the Group.